Bridge Loan Payable to Related Party	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Bridge Loan Payable to Related Party

5.     BRIDGE LOAN PAYABLE TO RELATED PARTY

On May 9, 2011, the Company entered into a $20,000 Note Agreement with a related party by a common director. The loan bears interest at the Bank of Canada Prime Rate plus 1%. The Company may repay the entire loan including the outstanding interest at any time by advising the lender of such intent to repay 15 days prior to the anticipated date of repayment. The Company recognized $255 in interest expense on the loan for the year ended December 31, 2011.